3. Acquisitions (Details Narrative)	9 Months Ended
Sep. 30, 2015 USD ($) shares
Powerdyne
Purchase price	$ 250,000
Cash paid for acquisition	$ 175,000
Sky Rover SPA
Shares issued in acquisition | shares	3,371,351
Cash received in consolidation	$ 539,885